Product Warranties (Schedule Of Changes In Accrual For Product Warranties) (Details) (USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of year	$ 250,000	$ 175,000
Liabilities accrued for warranties issued during the year	385,272	411,381
Warranty claims paid during the period	(284,969)	(273,947)
Changes in liability for pre-existing warranties during the year	(160,303)	(62,434)
Balance at end of year	$ 190,000	$ 250,000